Accounts Receivable - Schedule of Contract Assets and Liabilities (FY) (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Costs in excess of billings	$ 641,014	$ 1,272,372	$ 718,984
Unbilled receivables		206,213	69,258
Retainage		188,193	396,513
Contract assets	752,236	1,666,778	1,184,755
Billings in excess of costs	$ 211,470	126,026	180,627
Contract liabilities		$ 126,026	$ 180,627